Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2013

with respect to

Thrivent Partner All Cap Portfolio

Young Chin, who is currently the Lead Portfolio Manager for Thrivent Partner All Cap Portfolio (the “Portfolio”), plans to retire from Pyramis Global Advisors, LLC (“Pyramis”) – which is the subadviser for the Portfolio – at the end of 2013. In connection with Mr. Chin’s retirement and other personnel changes at Pyramis, the following changes are hereby made in the sections of the prospectus describing the Portfolio.

The “Portfolio Manager(s)” section in the “Summary Section” and the disclosure after the first paragraph in the section about the Portfolio in “Portfolio Management” under “Management” are deleted and replaced with the following:

Chander Willett is the Lead Portfolio Manager of this team. He generally oversees the Portfolio’s day-to-day investment activities. Chad Colman, Katharine O’Donovan, Ed Field, Andrew Swanson, Jody Simes, Chip Perrone and Hamish Clark are each analysts/Global Sector Team Leaders responsible for stock selection for certain sector(s) within the Portfolio.

Mr. Willett has been associated with Pyramis since 2006, and has over 16 years of investment industry experience. Prior to joining Pyramis, Mr. Willett served as a senior analyst at Highline Capital Management, where he analyzed securities in all sectors of health care in both U.S. and international markets, including pharmaceuticals, medical devices, life sciences, and health care services. Chad Colman is a Global Sector Team Leader covering the Global Industrials Sector. Mr. Colman joined Pyramis in 2009 as a research analyst for the Industrials sector. Prior to joining Pyramis, Mr. Colman served as a senior analyst at RiverSource Investments (formerly American Express Financial Advisors). He has over 11 years of investment industry experience. Katharine O’Donovan is a Global Sector Team Leader covering the Financials sector. Ms. O’Donovan joined Pyramis in May 2008 as a research analyst for the European bank sector. Prior to joining Pyramis, Ms. O’Donovan spent 10 years each on the buy side and sell side evaluating at European banks, and subsequently global financials. She was at First State Investments from 2007 through 2008 researching financials on the global team. From 1999 to 2007, she covered European banks including the UK at Credit Suisse Asset Management. From 1989 to 1999, she was a sell side analyst of European banks, at what is now Deutsche Bank. She has over 26 years of investment industry experience. Ed Field is a Global Sector Team Leader covering the Utilities and Telecommunications sectors. Mr. Field joined Pyramis in 2008 as a research analyst covering the telecommunications sector. Prior to joining Pyramis, Mr. Field was a portfolio manager and a telecommunications analyst at Prudential in the UK for 10 years. Andrew Swanson is a Global Sector Team Leader covering the Healthcare sector. Mr. Swanson joined Pyramis in 2008 as a pharmaceutical analyst. Prior to joining Pyramis, Mr. Swanson was a specialty pharmaceutical analyst at Citi Investment Research and before that he covered the European pharmaceutical sector at Citigroup in London. Jody Simes is a Global Sector Team Leader and has managed the global materials sector portfolio since 2006 and was named the manager of the global energy sector portfolio in 2011. Prior to that, Mr. Simes covered the non-ferrous metals, chemicals, and fertilizer sectors, as well as Canadian telecommunications and software companies as an equity research analyst. He has also served as a technology sector specialist for Fidelity Management and Research Company and a fixed income trader for Fidelity Capital Markets. Chip Perrone is a Global Sector Team Leader covering the Consumer Discretionary sector. Mr. Perrone joined Pyramis in October 2010 as a research analyst covering the consumer discretionary sector. Prior to joining Pyramis, Mr. Perrone worked at DuPont Capital Management for 17 years as a senior international equity analyst from 1998-2007. He has over 23 years of investment industry experience. Hamish Clark is a Global Sector Team Leader covering the

Consumer Staples sector. Mr. Clark joined Pyramis in 2008 as a research analyst covering the consumer staples sector. Prior to joining Pyramis, Mr. Clark worked as a research analyst covering the European consumer sector at Insight Investment, the asset manager of HBOS Plc in London.

The date of this Supplement is October 31, 2013.

Please include this Supplement with your Prospectus.

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Thrivent Series Fund, Inc.

Supplement to the Statement of Additional Information

dated April 30, 2013

with respect to

Thrivent Partner All Cap Portfolio

Young Chin, who is currently the Lead Portfolio Manager for Thrivent Partner All Cap Portfolio (the “Portfolio”), plans to retire from Pyramis Global Advisors, LLC (“Pyramis”) – which is the subadviser for the Portfolio – at the end of 2013. In connection with Mr. Chin’s retirement and other personnel changes at Pyramis, the following changes are hereby made in the sections of the Statement of Additional Information describing the Portfolio.

1.	The sentence under “Pyramis Portfolio Managers” in the section about the Portfolio under “Investment Adviser, Investment Subadvisers, and Portfolio Managers” is deleted and replaced with the following:

Thrivent Partner All Cap Portfolio is managed by Chander Willett, Chad Colman, Katharine O’Donovan, Ed Field, Andrew Swanson, Jody Simes, Chip Perrone and Hamish Clark.

2.	The information under “Other Accounts Managed by the Pyramis Portfolio Managers” in the section about the Portfolio under “Investment Adviser, Investment Subadvisers, and Portfolio Managers” is deleted and replaced with the following:

The following table provides information relating to other accounts managed by the Pyramis portfolio managers as of August 31, 2013:

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (USD MM)	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (USD MM)
Chandler Willett	Registered Investment Companies	6	$1,731	0	$0
	Other Pooled Investment Vehicles	15	$4,452	0	$0
	Other Accounts	14	$2,689	0	$0

Chad Colman	Registered Investment Companies	6	$1,731	0	$0
	Other Pooled Investment Vehicles	15	$4,452	0	$0
	Other Accounts	9	$2,549	0	$0

Katharine O’Donovan	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Ed Field	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Jody Simes	Registered Investment Companies	6	$1,731	0	$0
	Other Pooled Investment Vehicles	15	$4,452	0	$0
	Other Accounts	10	$2,561	0	$0

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (USD MM)	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (USD MM)
Hamish Clark	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Chip Perrone	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Andrew Swanson	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	2	$109	0	$0

3.	The disclosure under “Compensation” in the section about the Portfolio under “Investment Adviser, Investment Subadvisers, and Portfolio Managers” is deleted and replaced with the following:

Chandler Willet is the lead portfolio manager (the “Lead Portfolio Manager”) of the Thrivent Partner All Cap Portfolio and receives compensation for his services. Portfolio manager compensation generally consists of a fixed-base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The Lead Portfolio Manager’s base salary is determined by level of responsibility and tenure at Pyramis or its affiliates. The components of Mr. Willet’s bonus are based on the investment performance of Pyramis funds and accounts which eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or peer group. The portion of the Lead Portfolio Manager’s bonus that is linked to the investment performance of the Pyramis Small/Mid Cap Core strategy is based on the pre-tax investment performance of the strategy measured against the Russell 2500 Index and the pre-tax investment performance of the strategy within the eVestment Alliance Small/Mid Core Equity peer group. The Lead Portfolio Manager is also compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Pyramis’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Jody Simes, Chad Colman, Katharine O’Donovan, Ed Field, Hamish Clark, Chip Perrone and Andrew Swanson are each co-portfolio managers of Thrivent Partners All Cap Portfolio and receive compensation for their services. Portfolio manager compensation generally consists of a fixed-base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at Pyramis or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other Pyramis funds and accounts. A smaller, subjective component of the co-portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of Pyramis. The portion of each co-portfolio manager’s bonus that is linked to the investment performance of Pyramis Small/Mid Cap Core strategy is based on the pre-tax investment performance of the strategy measured against the Russell 2500 Index. An additional portion of each co-portfolio manager’s bonus is based on the pre-tax investment performance of the portion of the strategy’s assets each co-manager manages measured against a sector benchmark. Each co-portfolio manager’s bonus also is compensated under equity based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The date of this Supplement is October 31, 2013.

Please include this Supplement with your Statement of Additional Information.

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